LEASES - Lease Costs Included in Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease Cost
Operating lease cost	$ 1,755	$ 4,844	$ 5,562
Sublease income	(109)	(1,343)	(1,307)
Total lease cost	$ 1,646	$ 3,501	$ 4,255